Subsequent Events (Details)		12 Months Ended
	Feb. 22, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Transaction costs		$ 10,229,000	$ 0
Repayment of credit facility		$ 0	$ 36,200,000
Major business combination [member] | Tahoe Resources, Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Cash Election, right to receive cash | $ / shares	$ 3.40
Share Election, right to receive portion of Pan American shares per Tahoe share	0.2403
Maximum cash consideration	$ 275,000,000
Maximum number of Pan American shares to be issued | shares	56,000,000.0
Amount of shares for which holders made the Cash Election | shares	23,661,084
Amount of shares for which holders made or were deemed to have made the Share Election | shares	290,226,406
Share Election, cash transferred per acquired share | $ / shares	$ 0.67
Share Election, portion of Pan American shares per Tahoe share received as consideration	0.1929
Contingent consideration, ratio of contingent value rights for each Tahoe share	1
Contingent consideration, portion of Pan American shares exchanged for each CVR	0.0497
Contingent consideration, term of CVRs	10 years
Cash transferred	$ 275,000,000
Number of shares issued (shares) | shares	55,990,512
Other tangible or intangible assets transferred	$ 313,887,490
Consideration transferred	$ 1,100,000,000
Pan American shareholders [member] | Major business combination [member] | Tahoe Resources, Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Percent owned after share issuance	73.00%
Former Tahoe shareholders [member] | Major business combination [member] | Tahoe Resources, Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Percent owned after share issuance	27.00%
Credit Facility [member]
Disclosure of non-adjusting events after reporting period [line items]
Credit facility term		4 years
Line of credit, maximum borrowing capacity		$ 300,000,000.0
Credit Facility [member] | Major business combination [member] | Tahoe Resources, Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit, maximum borrowing capacity	$ 500,000,000.0
Amount by which facility has been increased	200,000,000.0
Long-term debt	301,000,000
Repayment of credit facility	$ 125,000,000
Bottom of range [member] | Credit Facility [member] | Major business combination [member] | Tahoe Resources, Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility, unused capacity, commitment fee (percent)	0.4219%
Top of range [member] | Credit Facility [member] | Major business combination [member] | Tahoe Resources, Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility, unused capacity, commitment fee (percent)	0.6188%
LIBOR [member] | Bottom of range [member] | Credit Facility [member] | Major business combination [member] | Tahoe Resources, Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	1.875%
LIBOR [member] | Top of range [member] | Credit Facility [member] | Major business combination [member] | Tahoe Resources, Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	2.75%
Bank of Nova Scotia's Base Rate [member] | Bottom of range [member] | Credit Facility [member] | Major business combination [member] | Tahoe Resources, Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	0.875%
Bank of Nova Scotia's Base Rate [member] | Top of range [member] | Credit Facility [member] | Major business combination [member] | Tahoe Resources, Inc [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis	1.75%